Intangible Assets and Goodwill (Changes in intangible assets and goodwill) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year		$ 61,974
Amortization Of Intangible Assets	37,503	50,004	60,023
Balance At End Of Year	61,974	11,970
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill	1,199,754	1,199,754
Total	1,261,728	1,211,724
Customer Lists [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year	99,477	61,974
Amortization Of Intangible Assets	37,503	50,004
Balance At End Of Year	$ 61,974	$ 11,970